DEFERRED CONNECTION FEES	12 Months Ended
Dec. 31, 2014
DEFERRED CONNECTION FEES
DEFERRED CONNECTION FEES

20. DEFERRED CONNECTION FEES

        Deferred connection fees as of and for the years ended December 31, 2014 and 2013, were as follows:

	2014	2013
Balance, beginning of the year	3,649	3,817
Payments received and deferred during the year	1,763	1,714
Amounts amortized and recognized as revenue during the year	(1,912)	(1,921)
Currency translation adjustment	(63)	39

Balance, end of the year	3,437	3,649
Less: current portion	(1,677)	(1,604)

Non-current portion	1,760	2,045

        The Group defers initial connection fees paid by subscribers for the activation of network service as well as one-time activation fees received for connection to various value added services. These fees are recognized as revenue over the estimated average subscriber life (Note 2).